STOCK-BASED COMPENSATION AND INCENTIVE PLANS	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION AND INCENTIVE PLANS

(10) STOCK-BASED COMPENSATION AND INCENTIVE PLANS

The company believes its stock-based compensation and incentive plans are critical to its operations and productivity. Granted under the company’s long-term incentive plans and with the authority of the Compensation Committee of the Board of Directors, the company’s employee stock option, restricted stock awards, restricted stock units (that settle in Tidewater common stock), phantom stock, and cash-based performance awards, are intended to attract, retain and provide incentives for talented employees, including officers and non-employee directors, and to align stockholder and employee interests. The long-term incentive plans allow the company to grant, on a discretionary basis, both incentive and non-qualified stock options, as well as, time and/or performance-based restricted stock and restricted stock unit awards.

As discussed in greater detail under Item 7 under the heading, “Reorganization and Chapter 11 Proceedings,” the company and certain subsidiaries filed voluntary petitions for Chapter 11 bankruptcy protection on May 17, 2017 to effectuate a restructuring pursuant to a Plan. As a result of the Restructuring, all of the company’s outstanding equity and incentive programs (and all outstanding stock options and awards under those programs) were cancelled, except for unvested phantom stock awards held by the company’s non-officer employees and certain deferred stock units and deferred cash awards held by non-employee members of the predecessor board, each as discussed in greater detail below.

In addition, on the Effective Date, a new equity incentive plan, the Tidewater Inc. 2017 Stock Incentive Plan (the “2017 Plan”) became effective pursuant to the operation of the Plan. As of December 31, 2017, the 2017 Plan is the company’s only equity incentive plan and the only type of awards outstanding under the 2017 Plan are restricted stock units (RSUs) that settle in shares of Tidewater common stock.

The number of common stock shares reserved for issuance under the plans and the number of shares available for future grants are as follows:

	Successor	Predecessor
	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Shares of common stock reserved for issuance under the plans	3,048,877	—	1,900,769
Shares of common stock available for future grants	1,891,231	—	505,221

Stock Option Awards

In previous years, the company has granted stock options to its directors and employees, including officers, under several different stock incentive plans. There are no option awards outstanding as of December 31, 2017. Under the terms of the plans, stock options are granted with an exercise price equal to the stock’s closing fair market value on the date of grant. Generally, options granted vest annually over a three-year vesting period measured from the date of grant. Options not previously exercised expire at the earlier of either three months after termination of the grantee’s employment or ten years after the date of grant. Upon retirement, unvested stock options are forfeited. The retiree has two years post retirement to exercise vested options. All of the stock options are classified as equity awards.

The company uses the Black-Scholes option-pricing model to determine the fair value of options granted and to calculate the share-based compensation expense. Stock options were granted in the year ended March 31, 2016 and 2015 but not during the year ended March 31, 2017 or through the nine-month transition period ended December 31, 2017.

The fair value and assumptions used for the stock options issued during the years ended March 31, 2016 and 2015 are as follows:

	2016	2015
Weighted average fair value of stock options granted	$3.34	$5.54
Risk-free interest rate	1.62%	1.82%
Expected dividend yield	0.0%	0.0%
Expected stock price volatility	45%	30%
Expected stock option life	6.5 years	6.5 years

The following table sets forth a summary of stock option activity of the company:

	Weighted- average Exercise Price	Number of Shares
Outstanding at March 31, 2016 (Predecessor)	$31.73	1,777,124
Granted	—	—
Exercised	—	—
Expired or cancelled/forfeited	44.86	(381,576)

Outstanding at March 31, 2017 (Predecessor)	28.14	1,395,548
Granted	—	—
Exercised	—	—
Expired or cancelled/forfeited	28.14	(1,395,548)

Outstanding at July 31, 2017 (Predecessor)	—	—
Granted	—	—
Exercised	—	—
Expired or cancelled/forfeited	—	—

Outstanding at December 31, 2017 (Successor)	$—	—

Prior to emergence from chapter 11 bankruptcy, all outstanding stock options were cancelled. Refer to Item 7. “Reorganization and Chapter 11 Proceedings.”

Additional information regarding stock options is as follows:

	Successor	Predecessor
(In thousands, except number of stock options and weighted average price)	Period from April 1, 2017 through December 31, 2017	Period from August 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Intrinsic value of options exercised	—	—	—
Number of stock options vested	—	—	266,311
Fair value of stock options vested	$—	—	1,185
Number of options exercisable	—	—	999,849
Weighted average exercise price of options exercisable	$—	—	34.36

Stock option compensation expense along with the reduction effect on basic and diluted earnings per share are as follows:

	Successor	Predecessor
(In thousands, except per share data)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Stock option compensation expense	$—	1,644	745
Basic loss per share increased by	—	0.02	0.02
Diluted loss per share increased by	—	0.02	0.02

Restricted Stock Units

The company has granted restricted stock units (RSUs) to key employees, including officers and non-employee directors, under the company’s incentive plan, which provides for the granting of restricted stock units to officers, non-employee directors and key employees. The company awards time-based units, where each unit represents the right to receive, at the end of a vesting period, one unrestricted share of Tidewater common stock with no exercise price.

The company also awards performance-based RSUs, where each unit represents the right to receive, at the end of a vesting period, up to two shares of Tidewater common stock with no exercise price. Vesting of the various performance-based restricted stock units is based on metrics such as a three year Total Shareholder Return (TSR) as measured against a three year TSR of a defined peer group and Return on Total Capital (ROTC) for the company over a three year performance period. The company uses assumptions underlying the Black-Scholes methodology to produce a Monte Carlo simulation model to value the TSR performance-based restricted stock units. The fair value of the ROTC performance-based RSUs and time-based RSUs is based on the market price of our common stock on the date of grant. The restrictions on the time-based RSUs awarded to key employees lapse over a three year period from the date of the award. The restrictions on the time-based RSUs awarded to non-employee directors lapse over a one year period. Time-based RSUs require no goals to be achieved other than the passage of time and continued employment. The restrictions on the performance-based restricted stock units lapse if the company meets specific targets as defined. During the restricted period, the RSUs may not be transferred or encumbered, but the recipient has the right to receive dividend equivalents on the restricted stock units, but there are no voting rights until the units vest. If dividends are declared, dividend equivalents are accrued on performance-based restricted shares and ultimately paid only if the performance criteria are achieved. Restricted stock unit compensation costs are recognized on a straight-line basis over the vesting period, and are net of forfeitures.

All outstanding unvested restricted stock awards granted under the predecessor incentive plans vested prior to emergence from chapter 11 bankruptcy. RSUs granted under the 2017 Incentive Plan, subsequent to emergence from Chapter 11 bankruptcy generally have a vesting period over three years in equal installments from the date of grant, except that (i) the RSUs granted to directors vest one year from July 31, 2017 and (ii) the RSUs granted to Larry T. Rigdon under his employment agreement for his service as the former interim president and CEO vest quarterly in equal installments from January 16, 2018 over a one year period.

The following table sets forth a summary of restricted stock unit activity of the company:

	Weighted- average Grant-Date Fair Value	Time Based Units	Weight- average Grant Date Fair Value	Performance Based Units
Non-vested balance at March 31, 2016 (Predecessor)	$49.17	89,639	61.75	156,851
Granted	—	—	—	—
Vested	49.39	(76,006)	—	—
Cancelled/forfeited	49.62	(13,450)	61.75	(156,851)

Non-vested balance at March 31, 2017 (Predecessor)	54.48	183	—	—
Granted	—	—	—	—
Vested	54.48	(183)	—	—
Cancelled/forfeited	—	—	—	—

Non-vested balance at July 31, 2017 (Predecessor)	—	—	—	—
Granted	24.40	1,203,379	—	—
Vested	—	—	—	—
Cancelled/forfeited	24.15	(45,733)	—	—

Non-vested balance at December 31, 2017 (Successor)	$24.41	1,157,646	—	—

Restrictions on 418,301 time-based units outstanding at December 31, 2017 will lapse during fiscal 2018.

Restricted stock unit compensation expense and grant date fair value are as follows:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Grant date fair value of restricted stock units vested	$—	10	3,754
Restricted stock unit compensation expense	3,731	2	2,425

As of December 31, 2017, total unrecognized restricted stock unit compensation costs amounted to approximately $24.5 million, or $18.2 million net of tax. No restricted stock unit compensation costs were capitalized as part of the costs of an asset. The amount of unrecognized restricted stock unit compensation costs will be affected by any future restricted stock unit grants and by the separation of an employee from the company who has received restricted stock units that are unvested as of their separation date. There were no modifications to the restricted stock units during the year ended March 31, 2017 and the nine months ended December 31, 2017.

Phantom Stock Plan

The company provides a Phantom Stock Plan to provide additional incentive compensation to key employees including officers of the company. The plan awards phantom stock units to participants who have the right to receive the value of a share of common stock in cash from the company. Participants have no voting or other rights as a shareholder with respect to any common stock as a result of participation in the phantom stock plan. The phantom shares generally have a three year vesting period from the grant date of the award provided the employee remains employed by the company during the vesting period. If dividends are declared, participants receive dividend equivalents at the same rate as dividends on the company’s common stock. As a result of the restructuring, on the Effective Date, (i) all phantom units held by officers of the company were cancelled for no value as agreed between the company and each officer and (ii) all outstanding phantom stock units held by non-officer employees were converted in accordance with the conversion ratio for common stock provided in the Plan, which resulted in the cancellation of the predecessor phantom stock units in exchange for successor phantom stock units (including Series A and B warrant phantom units). No new awards have been issued under the Phantom Stock Plan since March 31, 2016.

The following table sets forth a summary of phantom stock activity of the company:

	Weighted- average Grant-Date Fair Value	Time Based Shares	Weighted- average Grant-Date Fair Value	Series A Warrants	Weighted- average Grant-Date Fair Value	Series B Warrants
Non-vested balance at March 31, 2016 (Predecessor)	$10.83	1,599,829
Granted	—	—
Vested	12.29	(585,426)
Cancelled/forfeited	13.52	(68,253)

Non-vested balance at March 31, 2017 (Predecessor)	9.74	946,150
Granted	—	—
Vested	—	—
‘Cancelled (A)	9.70	(484,446)
Forfeited	10.08	(16,866)

Non-vested balance at July 31, 2017 (Predecessor) (B)	9.77	444,838

Issuance of Successor phantom stock (B)	308.19	14,160	1.00	22,963	0.98	24,824
Balance at August 1, 2017	—	—
Granted	—	—
Vested	—	—
Cancelled/forfeited	307.31	(634)	1.00	(1,029)	0.98	(1,112)

Non-vested balance at December 31, 2017 (Successor)	$308.24	13,526	1.00	21,934	0.98	23,712

(A)	Prior to emergence from Chapter 11 bankruptcy, all officer-held phantom stock units were cancelled. Refer to Item 7. “Reorganization and Chapter 11 Proceedings.”
(B)

Upon emergence from Chapter 11 bankruptcy, all outstanding phantom stock units held by non-officer employees were converted by the same conversion ratio applied to the common shares upon emergence. Every 31.4143 phantom stock units converted into one phantom stock unit post emergence which is valued to the new common stock. In addition, each post emergence phantom stock unit received 1.6216 phantom series A warrants and 1.7531 phantom series B warrants. Both warrant series have time-based vesting and follow the vesting schedule of the underlying phantom stock unit. Refer to Item 7. “Reorganization and Chapter 11 Proceedings.”

Restrictions on 34,525 time-based shares will lapse in calendar 2018. The fair value of the non-vested phantom shares at December 31, 2017 is $24.40 per unit, for time-based phantom shares, $2.38 for phantom series A warrants, and $2.08 for phantom series B warrants.

Phantom stock compensation expense and grant date fair value of phantom stock vested are as follows:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Grant date fair value of phantom stock vested	$—	—	7,118
Phantom stock compensation expense	94	68	467

As of December 31, 2017, total unrecognized phantom stock compensation costs amounted to $0.3 million, or $0.2 million net of tax. The liability for this plan will be adjusted in the future until paid to the participant to reflect the value of the units at the respective quarter end Tidewater stock price.

Cash-based Performance Plan

In previous years, the company provided a Cash-based Performance Plan as additional incentive compensation to officers of the company. The plan awards units equal to cash to participants where each unit represents the right to receive, at the end of a vesting period, up to two dollars.

Vesting of the various cash-based performance units (CBU) is based on metrics such as a three year TSR as measured against a three year TSR of a defined peer group and ROTC for the company over a three year performance period. The company uses assumptions underlying the Black-Scholes methodology to produce a Monte Carlo simulation model to value the TSR cash-based performance units. The fair value of the ROTC CBUs is based on the market price of our common stock on the date of grant less dividends associated with the ROTC component. The CBUs do not receive dividend equivalents. The restrictions on the CBUs lapse if the company meets specific targets as defined. Cash-based performance unit compensation costs are recognized on a straight-line basis over the vesting period, and are net of forfeitures. As a result of the restructuring all outstanding CBUs were cancelled for no value as agreed between the company and the holder. Refer to Item 7. “Reorganization and Chapter 11 Proceedings.”

The following table sets forth a summary of cash-based performance plan unit activity of the company:

	Weighted- average Grant-Date Fair Value	Performance Based Units
Non-vested balance at March 31, 2016 (Predecessor)	$1.16	7,913,716
Granted	—	—
Vested	—	—
Cancelled/forfeited	1.15	(179,991)

Non-vested balance at March 31, 2017 (Predecessor)	1.16	7,733,725
Granted	—	—
Vested	—	—
Cancelled/forfeited	1.16	(7,733,725)

Non-vested balance at July 31, 2017 (Predecessor)	—	—

There are no outstanding cash-based performance units at December 31, 2017.

Cash-based performance unit compensation expense and grant date fair value are as follows:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Grant date fair value of cash-based performance units vested	$—	—	—
Cash-based performance unit compensation expense	—	(1,975)	761

No cash-based performance plan compensation costs were capitalized as part of the costs of an asset. There were no modifications to the cash-based performance plan units during four-month period ended July 31, 2017 or the year ended March 31, 2017.

Non-Employee Board of Directors Deferred Stock Unit Plan

The company provided a Deferred Stock Unit Plan to its non-employee directors through the year ended March 31, 2016. The plan provided each non-employee director an annual grant of stock units having an aggregate value of $115,000 beginning in the year ended March 31, 2013 and $100,000 prior to the year ended March 31, 2013 on the date of grant. Deferred stock units were fully vested at the time of grant. If dividends were declared, dividend equivalents were paid on the stock units at the same rate as dividends on the company’s common stock and were re-invested as additional stock units. A stock unit represented the right to receive from the company the equivalent value of one share of company’s common stock in cash. The liability for this plan was adjusted quarterly to reflect the value of the units at the respective quarter end Tidewater stock price. Payment of the value of the stock unit granted could be made upon the earlier of the date that is 15 days following the date the participant ceases to be a director for any reason or upon a change of control of the company. The participants could elect to receive annual installments, lump sum, or a distribution commencing on an anniversary of the grant date, whichever is earlier.

As noted previously, each member of the predecessor board was deemed to have resigned from the board on the Effective Date by operation of the Plan, which triggered payout status for all outstanding deferred stock units. As a result, all outstanding deferred stock units under this plan were revalued to reflect the value of the units based on Tidewater’s July 31, 2017 pre-emergence stock price and were paid according to the participants’ respective payment elections. Refer to Item 7. “Reorganization and Chapter 11 Proceedings.” No new awards have been issued under the Deferred Stock Unit Plan since March 31, 2016.

The following table sets forth a summary of deferred stock unit activity of the company:

	Weighted- average Grant-Date Fair Value	Number Of Units
Balance at March 31, 2016 (Predecessor)	$23.58	363,630
Dividend equivalents reinvested	—	—
Retirement distribution	6.83	(12,792)
Granted	—	—

Balance at March 31, 2017 (Predecessor)	24.19	350,838
Dividend equivalents reinvested	—	—
Retirement distribution	24.19	(350,838)
Granted	—	—

Balance at July 31, 2017 (Predecessor)	—	—

Deferred stock unit compensation expense, which is reflected in general and administrative expenses, is as follows:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Deferred stock units compensation expense (benefit)	$—	(68)	(1,987)

Non-Employee Board of Directors Deferred Cash Award Plan

For the year ended March 31, 2017, the company provided a Deferred Cash Award Plan to its non-employee directors. The plan provided that each non-employee director was granted a cash award having an aggregate value of $97,750. The plan awarded cash to the participants which earns interest quarterly based on the 10-year Treasury note rate plus 1.5%. For the cash award granted, the participant could elect to receive annual installments or a lump sum distribution. Participants also had the option of electing a distribution made upon the earlier of the date that is 15 days following the date the participant ceased to be a director or upon a change of control of the company or distribution date commencing on an anniversary of the grant date, whichever is earlier.

As noted previously, each member of the predecessor board was deemed to have resigned from the board on the Effective Date by operation of the Plan, which triggered payout status for all deferred cash awards. As a result, the deferred cash awards were paid according to upon the participants’ respective payment elections. Refer to Item 7. “Reorganization and Chapter 11 Proceedings.” No new awards have been issued under the Deferred Stock Unit Plan since March 31, 2017.

Deferred cash award expense, which is reflected in general and administrative expenses, is as follows:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Deferred cash award expense	$—	12	978